Long-Term Debt	12 Months Ended
Dec. 31, 2014
Long-Term Debt [Text Block]
LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

14 - 1 Long-term debt:

	December 31,
	2014	2013
Japanese yen term loan	234	312
Italy term loan	220	9
Malaysia term loan	5	7
Total long term debt	458	328
Less current portion	(116)	(90)
Total long-term portion	342	239

As of December 31, 2014, long-term debt in Japan consists of 3 loans in Yen with the following conditions:

	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	2.30%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of December 31, 2013, long-term debt in Japan consists of 3 loans in Yen with the following conditions:

	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	2.30%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

As of December 31, 2014, long-term debt in Italy consists of a loan in euro of an initial amount of Euros 242 thousand with an interest rate at Euribor 1 month + 4.5% due to mature on June 6, 2019.

As of December 31, 2013, long-term debt in Italy consists of a loan in euro of an initial amount of Euros 404 thousand with an interest rate at Euribor + 1.9% due to mature on February 28, 2014.

14 - 2 Financial instruments carried at fair value:

	December 31,
	2014	2013
Investor Warrants	1,943	3,150
Placement Agent Warrants	148	289

Total	2,092	3,439
Less current portion	-	-
Total long-term portion	2,092	3,439

On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, the Company issued 2,812,500 ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placementâ€ï¿½?), at a price of $2.00 per share, with warrants attached (the “March 2012 Investor Warrantsâ€ï¿½?).  The March 2012 Investor Warrants allow investors to purchase up to 1,406,250 shares in the form of ADSs at an exercise price of $2.75. The March 2012 Investor Warrants are exercisable immediately and expire on March 28, 2017. The Company also issued warrants to purchase up to 168,750 shares in the form of ADSs to the placement agent, Rodman & Renshaw LLC, with an exercise price of $2.50 (the “March 2012 Placement Agent Warrantsâ€ï¿½? and together with the Investor Warrants, the “March 2012 Warrantsâ€ï¿½?).  The March 2012 Placement Agent Warrants are exercisable from September 24, 2012 and expire on October 21, 2016. Total gross proceeds for the March 2012 Placement amounted to $5.625 million (Euros 4.214 million), out of which $2.429 million (Euros 1.821 million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining $3.196 million (Euros 2.393 million) allocated to the share capital increase.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The Company determined that the March 2012 Warrants to purchase up to 1,575,000 new ordinary shares of the Company ( 1,406,250 shares underlying the March 2012 Investor Warrants and 168,750 shares underlying the March 2012 Placement Agent Warrants) should be accounted for as a liability.

On May 28, 2013, pursuant to a securities purchase agreement dated May 20, 2013, as amended, the Company issued 3,000,000 new ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “May 2013 Placementâ€ï¿½?), at a price of $4.00 per share, with warrants attached (the “May 2013 Investor Warrantsâ€ï¿½?).  The May 2013 Investor Warrants allow investors to purchase up to 1,500,000 shares in the form of ADSs at an exercise price of $4.25. The May 2013 Investor Warrants are exercisable as from November 29, 2013 and expire on November 29, 2018. The Company also issued warrants to the placement agent, H.C. Wainwright & Co., LLC with an exercise price of $5.00 per share   (the “May 2013 Placement Agent Warrantsâ€ï¿½? and together with the May 2013 Investor Warrants, the “May 2013 Warrantsâ€ï¿½?),  The May 2013 Placement Agent Warrants are exercisable from November 29, 2013 and expire on May 28, 2016. As the May 2013 Warrants comprised the same structure and provisions than the March 2012 Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the May 2013 Warrants should be accounted for as a liability. Total gross proceeds for the May 2013 Placement amounted to $12 million (Euros 9.270 million), out of which $3.817 million (Euros 2.950 million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining $8.183 million (Euros 6.320 million) allocated  to the share capital increase (see note 16-1). The Company used the Black-Scholes pricing model to value the May 2013 Warrants at inception, with changes in fair value recorded as a financial expense or income.

Fair Value of  the March 2012 Investor Warrants:

The valuation model of the Investor Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $1.95
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 1.05%
-	Share price volatility: 120%
-	Dividend rates: 0%

As of December 31, 2013, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $2.95
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 0.9%
-	Share price volatility: 72%
-	Dividend rates: 0%

As of December 31, 2014, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $2.33
-	Strike price of warrants: $2.75
-	Risk free interest rate at 5 years: 0.07%
-	Share price volatility: 70%
-	Dividend rates: 0%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

On that basis, the unit fair value of the Investor Warrants was $1.55 per warrant at inception date, $1.50 per warrant as of December 31, 2013, and $0.82 per warrant as of December 31, 2014. The total fair value for the  Investor warrants was $2.173 million at inception date, $2.100 million as of December 31, 2013 and $1.084 million as of December 31, 2014.

Fair Value of  the March 2012 Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $1.95
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.92%
-	Share price volatility: 120%
-	Dividend rates: 0%

As of December 31, 2013, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $2.95
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.68%
-	Share price volatility: 72%
-	Dividend rates: 0%

As of December 31, 2014, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $2.33
-	Strike price of warrants: $2.5
-	Risk free interest rate at 4.5 years: 0.06%
-	Share price volatility: 70%
-	Dividend rates: 0%

On that basis, the unit fair value of the Placement Agent Warrants was $1.52 per warrant at inception date, $1.48 per warrant as of December 31, 2013 and $0.79 per warrant as of December 31, 2014. The total fair value for the Placement Agent warrants was $0.256 million at inception date, $0.250 million as of December 31, 2013, and $0.133 million as of December 31, 2014.

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Fair Value of  the May 2013 Investor Warrants:

The valuation model of the Investor Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $3.96
-	Strike price of warrants: $4.25
-	Risk free interest rate at 5.5 years: 1.07%
-	Share price volatility: 71%
-	Dividend rates: 0%

As of December 31, 2013, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $2.95
-	Strike price of warrants: $4.25
-	Risk free interest rate at 5.5 years: 1.71%
-	Share price volatility: 71%
-	Dividend rates: 0%

As of December 31, 2014, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $2.33
-	Strike price of warrants: $4.25
-	Risk free interest rate at 5.5 years: 0.13%
-	Share price volatility: 70%
-	Dividend rates: 0%

On that basis, the unit fair value of the Investors Warrants was $2.35 per warrant at inception date, $1.50 per warrant as of December 31, 2013 and $0.85 per warrant as of December 31, 2014. The total fair value for the Investors warrants was $3.525 million at inception date, $2.245 million as of December 31, 2013, and $1.275 million as of December 31, 2014.

Fair Value of  the May 2013 Placement Agent Warrants:

The valuation model of the Placement Agent Warrants uses a Black-Scholes model.

At inception date, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $3.96
-	Strike price of warrants: $5.00
-	Risk free interest rate at 3 years: 0.36%
-	Share price volatility: 72%
-	Dividend rates: 0%

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of December 31, 2013, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $2.95
-	Strike price of warrants: $5.00
-	Risk free interest rate at 3 years: 0.55%
-	Share price volatility: 72%
-	Dividend rates: 0%

As of December 31, 2014, the Black-Scholes valuation model used the following main assumptions and parameters:

-	Warrants’ maturity is assumed to be their legal duration as per Warrant contract
-	Share price at closing date: $2.33
-	Strike price of warrants: $5.00
-	Risk free interest rate at 3 years: 0.06%
-	Share price volatility: 70%
-	Dividend rates: 0%

On that basis, the unit fair value of the Placement Agent Warrants was $1.62 per warrant at inception date, $0.83 per warrant as of December 31, 2013 and $0.26 per warrant as of December 31, 2014. The total fair value for the Placement Agent warrants was $0.292 million at inception date, $0.150 million as of December 31, 2013, and $0.047 million as of December 31, 2014.

14 - 3 Long-term debt and Financial instruments maturity:

 Long-term debt and Financial instruments carried at fair value at December 31, 2014 mature as follows:

2015	116
2016	261
2017	1,007
2018	1,139
2019	27
Total	2,550